SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2013
SHARE-BASED COMPENSATION
21.	SHARE-BASED COMPENSATION

Share options

In November 2005, the Company’s shareholders approved to reserve an aggregate of 19,579,549 ordinary shares for the share incentive plan. Accordingly, the Group granted share options to certain employees and non-employees of the Group to purchase 11,116,500 and 8,445,500 ordinary shares in 2006 and 2007, respectively.

On March 1, 2008, the Company’s Board of Directors approved the “2008 Share Incentive Plan” (the “2008 Plan”). Under the 2008 Plan, the Company may issue share options to purchase up to 40,689,554 ordinary shares, including 19,579,549 ordinary shares previously reserved in 2005, to employees and non-employees of the Group.

On December 17, 2009, the Company’s Board of Directors approved “the 2009 Share Incentive Plan” (the “2009 Plan”). Under the 2009 Plan, the Company may issue nonvested shares and share options to purchase up to 52,324,472 ordinary shares to employees and non-employees of the Group.

On November 25, 2010, the Company’s Board of Directors approved “the 2010 Share Incentive Plan” (the “2010 Plan”). Under the 2010 Plan, the Company may issue share options, restricted shares, share units, and other types of equity incentives to employees and non-employees of the Group subject to the limit as below:

The maximum number of ordinary shares that may be delivered pursuant to awards granted to eligible persons under this Plan (the “Share Limit”) is equal to the sum of the following:

(1)	7,500,000 ordinary shares, plus

(2)	the number of any shares subject to share options granted under the Company’s 2008 Plan and the Company’s 2009 Plan, and outstanding on the date of shareholder approval of the 2010 Plan (the “Shareholder Approval Date”) which expire, or for any reason are cancelled or terminated, after the Shareholder Approval Date without being exercised.

In addition, the Share Limit shall automatically increase on January 1 of each year during the term of this Plan, commencing from January 1, 2011, by an amount equal to the lesser of (i) two and one-half percent (2.5%) of the total number of ordinary shares issued and outstanding on December 31 of the immediately preceding calendar year, (ii) 20,000,000 ordinary shares or (iii) such number of ordinary shares as may be established by the Board.

The 2010 Plan shall terminate at the close of business on the day before the tenth anniversary of the effective date of the plan.

Termination of option

The option may not be exercised until vested. Once vested, the option may be exercised in whole or any part, at any time. However, a vested option must be exercised, if at all, prior to the earlier of: (a) twelve months following the grantee’s termination of service because of death or disability; (b) thirty days or sixty days following the grantee’s last day of active employment or service for any reason other than death or disability; or (c) the tenth anniversary of the grant date; and if not exercised prior thereto shall terminate and no longer be exercisable.

Option exercise

The option shall be exercisable by the delivery of a written notice of exercise on any business day to the secretary of the Company, in the form approved by the Company, stating the number of ordinary shares to be purchased pursuant to the option and payment in full for the exercise price of the shares to be purchased in cash, by check or by electronic funds transfer to the Company.

Options to employees

During the years ended December 31, 2011, 2012 and 2013, the Company granted a total of 10,250,672, 6,642,000 and 8,294,350 share options to employees and directors at an exercise price of $0.50 to $1.98 per share, $0.41 per share and $0.42 to $0.50 per share, respectively.

Options to non-employees

The Company granted 501,125, 1,000,000 and nil options to certain non-employees and independent directors for their services in 2011, 2012 and 2013, at an exercise price of $0.30 to $0.65 per share, $0.41 per share and nil, respectively.

The options will vest in accordance with the vesting schedule set out in the option award agreement, which is (1) 100% immediately on date of grant, or (2) 1/4 on each anniversary from the date of grant or (3) 1/4 on the first anniversary from the date of grant, and the remaining 75% in 36 substantially equal monthly installments, with the first installment vesting on the last day of the month following the month in which the first anniversary of the award date occurs and an additional installment vesting on the last day of each of the 35 months thereafter.

On December 13, 2012, the Group’s Compensation Committee approved to amend the terms of the exercise price for 8,910,750 stock options previously granted under the 2010 Plan on and after April 29, 2011 that was outstanding and held by individuals currently employed by the Group. The exercise price was set at the greater of (i) the per-share closing price of the Company’s ordinary shares on December 13, 2012 or (ii) the average of the per-share closing prices over the period of 30 trading days ending on the date hereof. There was no change of the vesting provisions or the number of shares subject to any of the option awarded. This was accounted for as a share option modification and required the remeasurement of the fair value of these share options. The remeasurement resulted in a total incremental share-based compensation of $909, of which $330 was recognized in the year ended December 31, 2012 and the remaining is recognized ratably over the remaining vesting period of the award.

On October 8, 2013, the Group’s Compensation Committee approved to amend the terms of the exercise price for 37,847,446 stock options previously granted under the 2008 Plan, 2009 Plan and 2010 Plan. For the outstanding options held by individuals who were not U.S. citizens (United States persons, are subject to certain limitations imposed by the tax laws of the United States, U.S. holders), the exercise price was set at the lesser of (i) the current per-share exercise price of such option or (ii) the average of the per-share closing prices over the period of 60 trading days immediately prior to the public announcement on June 6, 2013. For the outstanding options held by individuals who were U.S. holders, the exercise price was set at the lesser of (i) the current per-share exercise price of such option or (ii) the per-share closing price on October 24, 2013. The U.S. holders of our outstanding employee options who are subject to limitations imposed by the U.S. tax laws and may not reprice their outstanding options below the fair market value of our ordinary shares were granted 1,011,800 restricted share units, which entitle them to purchase the same amount of our ordinary shares assuming the conditions set forth in the related award agreements are met. The repricing option (whether or not previously vested) would be amended to provide that each vesting installment of such outstanding option will be unvested and will vest on the later to occur of July 24, 2014 or the original vesting date of such options. This was accounted for as a share option modification and required the remeasurement of the fair value of these share options. The remeasurement resulted in a total incremental share-based compensation of $1,381, of which $1,233 was recognized in the year ended December 31, 2013 and the remaining is to be recognized ratably over the remaining vesting period of the award.

The following table summarizes information regarding the share options granted:

Grant date	Options granted	Exercise price per option		Intrinsic value per option at the grant dates

December 15, 2006	11,116,500	$0.3		$—
April 1, 2007	8,445,500	0.3		—
April 1, 2008	11,382,303	0.3		—
December 20, 2008	9,131,962	0.3		—
September 1, 2009	10,000	0.5		—
September 1, 2009	500,000	0.46	(ii)	—
September 1, 2009	80,000	0.52	(iii)	—
December 23, 2009	6,206,099	0.5		—
December 23, 2009	17,458,991	0.46	(ii)	—
December 23, 2009	2,495,612	0.52	(iii)	—
August 1, 2010	3,538,412	0.65		—
August 1, 2010	11,818,968	0.46	(ii)	—
August 1, 2010	990,000	0.52	(iii)	—
September 15, 2010	4,932,835	0.52	(iii)	0.48
November 19, 2010	400,000	1.24		—
April 29, 2011	492,500	0.43	(i)	—
June 27, 2011	9,218,172	0.43	(i)	—
June 27, 2011	1,125	0.3		1.06
October 7, 2011	500,000	0.65		—
November 11, 2011	400,000	0.43	(i)	—
November 22, 2011	90,000	0.43	(i)	—
December 31, 2011	50,000	0.5		0.38
December 13, 2012	7,642,000	0.41		—
January 1, 2013	40,000	0.43		—
May 10, 2013	5,024,350	0.42		—
July 1, 2013	100,000	0.46	(ii)	—
October 11, 2013	3,130,000	0.5		—

Total	115,195,329

(i)	On December 13, 2012, the Group’s Compensation Committee approved to amend the terms of the exercise price for options previously granted. The exercise price was set at $0.43 which was the greater of (i) the per-share closing price of the Company’s ordinary shares on December 13, 2012 or (ii) the average of the per-share closing prices over the period of 30 trading days ended on December 13, 2012.
(ii)	On October 24, 2013, the Group Compensation Committee approved to amend the exercise price for these outstanding options held by non-U.S. holders to the average of the per share equivalent closing price (in regular trading) for our ADSs for the period of sixty days immediately prior to June 6, 2013.
(iii)	On October 24, 2013, the Group Compensation Committee approved to amend the exercise price for these outstanding options held by a limited number of U.S. holders to the average of the per share equivalent closing price (in regular trading) for our ADSs on October 24, 2013.

	2011			2012			2013
	Number of options	Weighted average exercise price per option		Number of options	Weighted average exercise price per option		Number of options	Weighted average exercise price per option

Outstanding at beginning of year	84,974,660	$0.5		80,477,703	$0.5	(ii)	81,384,833	$0.5
Granted	10,751,797	1.3		7,642,000	0.4		8,294,350	0.5
Exercised	(12,078,146)	0.3		(4,882,420)	0.3		(1,739,100)	0.3
Forfeited	(2,948,108)	0.5		(1,852,450)	0.7		(2,124,997)	0.6
Modified(i)	(222,500)	2.0		—	—

Outstanding at end of year	80,477,703	$0.6	(ii)	81,384,833	$0.5		85,815,086	0.4

Vested and expect to vest	76,624,160			78,510,449			49,028,607

The weighted average remaining contractual terms and aggregate instinct value of share options, which were expected to vest, as of the year ended December 31, 2013 were 7.14 years and $2,659, respectively.

(i)	On November 15, 2011, 222,500 share options granted to certain employees on April 29, 2011 were modified to restricted share units. The incremental cost is $0.67 per share.
(ii)	On December 13, 2012, the Group’s Compensation Committee approved to amend the terms of the exercise price for options previously granted in 2011, and as a result, the weighted average exercise price per option was recalculated as $0.5 as of December 31, 2011, compared to $0.6 before the remeasurement.

The following table summarizes information with respect to share options outstanding as of December 31, 2013:

	Options outstanding				Options exercisable
	Number outstanding	Weighted average remaining contractual term	Exercise price per option	Aggregate intrinsic value as of December 31, 2013	Number exercisable	Weighted average remaining contractual term	Exercise price per option	Aggregate intrinsic value as of December 31, 2013

December 15, 2006	5,606,670	3.00	$0.30	$1,189	5,606,670	3.00	$0.30	$1,189
April 1, 2007	6,081,270	3.33	0.30	1,289	6,081,270	3.33	0.30	1,289
April 1, 2008	7,194,000	4.33	0.30	1,525	7,194,000	4.33	0.30	1,525
December 20, 2008	3,171,250	5.00	0.30	672	3,171,250	5.00	0.30	672
September 1, 2009	457,500	5.75	0.46	26	—	5.75	0.46	—
September 1, 2009	80,000	5.75	0.52	—	—	5.75	0.52	—
December 23, 2009	1,005,338	6.00	0.50	12	1,005,338	6.00	0.50	12
December 23, 2009	17,052,281	6.00	0.46	955	—	6.00	0.46	—
December 23, 2009	2,465,612	6.00	0.52	—	—	6.00	0.52	—
August 1, 2010	370,000	6.75	0.65	—	201,750	6.75	0.65	—
August 1, 2010	11,618,718	6.75	0.46	654	—	6.75	0.46	—
August 1, 2010	975,000	6.75	0.52	—	—	6.75	0.52	—
September 15, 2010	4,932,835	6.75	0.52	—	—	6.75	0.52	—
November 19, 2010	400,000	6.88	1.24	—	300,000	6.88	1.24	—
April 29, 2011	50,000	7.33	0.43	4	33,333	7.33	0.43	3
June 27, 2011	7,997,262	7.49	0.43	685	4,967,880	7.49	0.43	425
November 11, 2011	400,000	7.84	0.43	34	208,333	7.84	0.43	18
November 22, 2011	70,000	7.89	0.43	6	36,458	7.89	0.43	3
December 13, 2012	7,530,000	8.95	0.41	791	2,182,500	8.95	0.41	229
January 1, 2013	40,000	9.00	0.43	3	17,500	9.00	0.43	1
May 10, 2013	5,024,350	9.36	0.42	447	—	9.36	0.42	—
July 1, 2013	100,000	9.50	0.46	6	—	9.50	0.46	—
October 11, 2013	3,130,000	9.78	0.50	38	—	9.78	0.50	—

	85,815,086			$8,336	31,006,282			$5,367

The range of fair value of the options as of their respective grant dates is as follows:

	For the year ended December 31,
	2011	2012	2013

Options	$0.43 - 1.18	$0.19	$0.22 - 0.27

12,078,146, 4,882,420 and 1,739,100 share options were exercised in 2011, 2012 and 2013 respectively. Total intrinsic value of options exercised in 2011, 2012 and 2013 was $12,369, $524 and $291 respectively, as the fair value of the options exercised exceeded its exercise price at the date of exercise.

The fair value of each option granted was estimated on the date of grant using the Black-Scholes option pricing model with the following assumptions used for grants during the applicable periods:

	For the year ended December 31,
	2012	2013

Risk-free interest rate of return	0.89%	0.68%-0.92%
Expected term	6.1 years	6.1 years
Volatility	57.4%	55%-57.1%
Dividend yield	—	—

(1) Volatility

The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of listed comparable companies over a period comparable to the expected term of the options.

(2) Risk-free interest rate

Risk-free interest rate was estimated based on the yield to maturity of China international government bonds with a maturity period close to the expected term of the options.

(3) Expected term

For the options granted to employees, it estimated the expected term based on a consideration of factors including contractual term and vesting period.

For the options granted to non-employees, the Company estimated the expected term as the original contractual term.

(4) Dividend yield

The dividend yield was estimated by the Group based on its expected dividend policy over the expected term of the options.

(5) Fair value of underlying ordinary shares

Before the IPO, the estimated fair value of the ordinary shares underlying the options as of the respective grant dates was determined based on a retrospective valuation. When estimating the fair value of the ordinary shares on the grant dates, management has considered a number of factors, including the result of a third-party appraisal by American Appraisal China Limited and equity transactions of the Company, while taking into account standard valuation methods and the achievement of certain events. The determination of fair value of the ordinary shares was also with the assistance of American Appraisal China Limited, an independent third party valuation specialist. After the IPO, the fair value of the ordinary shares is determined as the closing sales price of the shares.

For employee share options, the Group recorded share-based compensation of $4,778, $5,061 and $5,146 during the years ended December 31, 2011, 2012 and 2013, respectively, based on the fair value on the grant dates over the requisite service period of award using the straight-line method. In 2012 and 2013, the incremental share-based compensation resulting from the modification of repricing at $909 and $1,070 has been included in the aforementioned amount in 2012 and 2013, respectively.

For non-employee share options the Group recorded share-based compensation of $2,015, $355 and $436 during the years ended December 31, 2011, 2012 and 2013, respectively, based on the fair value on the grant dates over the requisite service period of award using the straight-line method. In 2013, the incremental share-based compensation resulting from the modification of repricing at $163 has been included in the aforementioned amount in 2013.

As of December 31, 2013, total unrecognized compensation expense relating to unvested share options was $5,702. The amount is expected to be recognized over a weighted average period of 0.88 year using the straight-line method.

Nonvested shares

The Group agreed to grant ordinary shares to certain employees of the Group in connection with the acquisition of Kebao in 2006, the acquisition of MDCL in 2009 and the employment of certain other employees. The Group has the right to repurchase these shares for free if the grantees terminate their continuous employment within a period of 24-36 months from the date of grant. The arrangements were considered a share-based compensation arrangement and the shares were treated as nonvested shares.

On April 29, 2011, the Company issued 665,999 nonvested shares to employees under the 2010 Plan. These shares vest 25% on each anniversary of the grant date over four years.

Share Units

Under the 2010 Plan, the Company granted a total of 4,947,730 and 10,582,443 share units to employees and directors during the year ended December 31, 2012 and 2013 respectively, and 5,333,110 and 1,179,149 share units to non-employees during the year ended December 31, 2012 and 2013 respectively.

The share units will vest in accordance with the vesting schedule set out in the option award agreement, which is (1) 100% immediately on date of grant, or (2) 1/4 on each anniversary from the date of grant or (3)1/3 on each anniversary from the date of grant or (4) 1/2 on each anniversary from the date of grant or (5) 100% on the first anniversary from the date of grant or (6) 1/4 on each end of quarter from the date of grant or (7)1/2 on the end of first three months and 1/2 on the end of the first nine months or (8)100% on July 24, 2014.

The fair value of these share units is measured on the grant date based on the market price of the share on the grant date. The following table summarizes information regarding the share units granted:

	2012		2013
	Number of share units	Weighted average grant date fair value	Number of share units		Weighted average grant date fair value

Outstanding at beginning of year	8,149,498	$1.01	11,095,056		$0.61
Granted	10,280,840	0.55	11,761,592		0.49
Vested	(6,803,641)	0.98	(14,648,952	)(i)	0.53
Forfeited	(531,641)	0.95	(543,251)		0.80

Outstanding at end of year	11,095,056	$0.61	7,664,445		$0.58

Expect to vest at end of year	10,635,646		7,065,695

(i)	On July 1, 2013, 873,194 share units was issued and vested immediately to settle the share to be issued with the acquisition of Kangshi.

The intrinsic value of share units vested was nil and $586 for the year ended December 31, 2012 and 2013 respectively. The weighted average remaining contractual terms and aggregate instinct value of share units, which were expected to vest, as of the year ended December 31, 2013 were 9.20 years and $3,618, respectively.

The Group recorded share-based compensation of $3,365 and $4,448 for employee share units during the year ended December 31, 2012 and 2013 respectively, and $2,094 and $2,632 for non-employee share units during the year ended December 31, 2012 and 2013 respectively, based on the fair value on the grant dates over the requisite service period of award using the straight-line method.

As of December 31, 2013, total unrecognized compensation expense relating to unvested share units was $3,347. The amount is expected to be recognized over a weighted average period of 2.72 years using the straight-line method.

Restricted Shares

On April 29, 2011, the Company issued 665,999 restricted shares (nonvested shares) to employees under the 2010 Plan. These shares vest 25% on each anniversary of the grant date over four years. The fair value of these shares is measured on the grant date based on the market price of the stock on the grant date. The following table summarizes information regarding the restricted share granted:

	2012		2013
	Number of share	Weighted average grant date fair value	Number of share	Weighted average grant date fair value

Outstanding at beginning of year	665,999	$1.98	295,236	$1.98
Granted	—	—	—	—
Forfeited	(206,893)	1.98	(37,867)	1.98
Vested	(163,870)	1.98	(95,840)	1.98

Outstanding at end of year	295,236	$1.98	161,529	$1.98

Expect to vest at end of year	259,808		142,146

The weighted average remaining contractual terms and aggregate instinct value of restricted share, which were expected to vest, as of the year ended December 31, 2013 were 7.23 years and $73, respectively.

The Group recorded share-based compensation of $245 and $169 during the years ended December 31, 2012 and 2013 respectively, based on the fair value on the grant dates over the requisite service period of award using the straight-line method.

The amount of share-based compensation attributable to cost of revenues, general and administrative expenses, selling and marketing expenses, and research and development expenses is included in those line items in the accompanying consolidated statements of operations. Share-based compensation expense related to the stock options and stock units are as follows:

	For the year ended December 31,
	2011	2012	2013

Cost of revenues	$307	$509	$493
Operating expenses:
General and administrative expenses	7,611	8,972	10,866
Selling and marketing expenses	1,225	1,441	1,351
Research and development expenses	188	198	122

Total stock-based compensation expenses	$9,331	$11,120	$12,832